Shareholders' equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized number of share buyback program for repurchase	$ 100,000
Amount of share for repurchase	$ 99,997
Number of share for repurchase	4,139,417
Amount of broker fees	$ 84
Shares issued during period, price per share	$ 24.16
Vesting period	4 years
Description of ordinary shares available for issuance	The maximum number of ordinary shares available for issuance under the 2019 Plan is equal to the sum of (i) 560,807 shares, (ii) any shares subject to awards under the 2011 Plan which will expire or become un-exercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2020 and ending in and including 2029, equal to the lesser of (A) 14,259,677 shares, (B) 5% of the outstanding shares on the last day of the immediately preceding calendar year on a fully diluted basis and (C) such amount as determined by our board of directors if so determined, prior to January 1 of a calendar year; provided, however, that no more than 14,820,484 shares may be issued upon the exercise of incentive stock options, or ISOs.
Weighted-average grant-date fair value of options granted		$ 18.17	$ 25.24
Weighted-average grant-date fair value of options exercised	$ 26.15	$ 25.09	$ 20.3
Aggregate intrinsic value of exercised options	$ 5,366	$ 8,146	$ 10,873
Grant-date fair value of vested options	19,122	$ 20,802	$ 23,346
Total unrecognized compensation cost	$ 87,027
Total unrecognized compensation cost weighted-average period	2 years 4 months 13 days
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unallocated ordinary shares	2,489,312
Restricted Stock [Member] | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units outstanding	2,308,771
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	163,390
Number of ordinary shares reserved and available	1,303,663
Number of ordinary shares reserved and available for grant and issuance	410,000
Percentage number of shares available for issuance	1.00%
Percentage of employee salaries to purchase ordinary shares	15.00%
Percentage price of ordinary share purchased of fair market value	85.00%